Other liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued expenses	$ 107,000,000	$ 103,000,000
Taxes Payable	42,000,000	70,000,000
Accrued interest expense (1)	61,000,000	3,000,000
Employee withheld taxes, social security and vacation payments	40,000,000	15,000,000
Unfavorable contracts to be amortized	27,000,000	23,000,000
Deferred mobilization revenue	19,000,000	55,000,000
Other liabilities	135,000,000	66,000,000
Total Other Liabilities	$ 431,000,000	$ 335,000,000